Employee Stock Purchase Plan	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Retirement Benefits [Abstract]
Employee Stock Purchase Plan
11. Employee stock purchase plan
On September 20, 2019, the Company’s board of directors and stockholders approved and adopted the 2019 Employee Stock Purchase Plan (the ESPP) which became effective on the date of the Company’s initial public offering of shares of its common stock. The ESPP permits participants to purchase common stock through payroll deductions of up to 15% of their eligible compensation. The number of shares of common stock available for issuance under the ESPP will be automatically increased on the first day of each calendar year during the first ten years of the term of the ESPP, beginning with January 1, 2020 and ending with January 1, 2029, by an amount equal to 1% of the outstanding number of shares of the Company’s common stock on December 31 of the preceding calendar year or such lesser amount as determined by the Company’s board of directors.
31,832 shares were purchased under the ESPP in January 2022 related to the second offering period of 2021, which concluded on December 31, 2021. 24,754 shares were purchased in January 2023 related to the second offering period of 2022, which concluded on December 31, 2022. As of March 31, 2023, a total of 1,553,394 shares remain available for future issuance under the ESPP.

10. Employee stock purchase plan
On September 20, 2019, the Company’s board of directors and stockholders approved and adopted the 2019 Employee Stock Purchase Plan (ESPP) which became effective on the date of the Company’s initial public offering of shares of its common stock. The ESPP permits participants to purchase common stock through payroll deductions of up to 15% of their eligible compensation. The number of shares of common stock available for issuance under the ESPP will be automatically increased on the first day of each calendar year during the first ten years of the term of the ESPP, beginning with January 1, 2020 and ending with January 1, 2029, by an amount equal to 1% of the outstanding number of shares of the Company’s common stock on December 31 of the preceding calendar year or such lesser amount as determined by the Company’s board of directors.
The Company’s first offering period of 2021 concluded on June 30, 2021 with the purchase of 7,064 shares in July 2021 related to this offering period. The Company’s second offering period of 2021 concluded on December 31, 2021 with the purchase of 31,832 shares in January 2022. The Company’s first offering period of 2022 concluded on June 30, 2022 with the purchase of 44,774 shares in July 2022 related to this offering period. As of December 31, 2022, a total of 1,225,527 shares remain for future offering periods. The Company’s second offering period of 2022 concluded on December 31, 2022 with the purchase of 24,754 shares in January 2023 related to this offering.